Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($) Integer shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) Integer shares	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) Integer shares	Jun. 30, 2017 USD ($) Integer shares	Sep. 21, 2018 shares	Jan. 23, 2018 shares	Apr. 20, 2017 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	4,000,000,000		4,000,000,000		4,000,000,000	4,000,000,000			100,000,000
Foreign currency exchange rate translation	0.7406	0.7815	0.7406	0.7815	0.7399	0.7676
Cash equivalents | $
Value added tax receivable | $	8,639		$ 8,639		$ 6,257	$ 8,111
Income tax percentage description			On December 22, 2017, the passage of legislation commonly referred to as the Tax Cuts and Jobs Act ("TCJA") was enacted and significantly revised the U.S. income tax law. The TCJA includes changes, which reduce the corporate income tax rate from 34% to 21% for fiscal years beginning after December 31, 2017.
Income tax percentage			21.00%		32.22%	2239.00%
Research and development costs | $	94,777	$ 1,034,729	$ 150,970	$ 1,598,468	$ 1,825,728	$ 971,769
Tax Credits | $	$ 116,970	$ 180,278	$ 116,970	$ 180,278	$ 179,306	$ 305,673
Debt conversion percentage			4.99%
Debt conversion percentage, description			Each holder of the notes has agreed to a 4.99% beneficial ownership conversion limitation, (subject to certain noteholders' ability to increase such limitation to 9.99% upon 60 days' notice to the Company)
Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			572,000		572,000	572,000
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of convertible notes payable converted common shares | Integer	14		14		20	13
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			29,517		145,517	149,517
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			215,153,929		103,698,414	4,388,155
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized							4,000,000,000	400,000,000
Weighted Average [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency exchange rate translation	0.7248	0.7795	0.7248	0.7795	0.7753	0.7544
Previously Authorized Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized							400,000,000	100,000,000